OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of other financial liabilities
Other Financial Liabilities:

Amounts in $ ‘000	2022	2021
Non-current
Financial guarantee contracts	—	165
Total non-current	—	165
Total	—	165
The following table includes carrying values and the estimated fair values of financial instruments:

	2022		2021
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	208,654	208,654	192,963	192,963
Trade and other receivables	27,619	27,619	29,983	29,983
Liabilities:
Convertible Bond	133,386	133,386	140,886	140,886
Lease Liabilities	33,308	33,308	20,875	20,875
Other financial liabilities	—	—	165	165
Trade and other payables	54,465	54,465	42,473	42,473